Financial assets and liabilities - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade payables and other payables	$ 20,972	$ 23,079
Trade and other payables	$ 20,972	$ 23,079